Accounts Receivable, Net	12 Months Ended
Sep. 30, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET
6.	ACCOUNTS RECEIVABLE, NET

Accounts receivable represents insurance agency service fees or commission receivables on insurance products sold from insurance companies stated at net of allowance for credit losses. The Group reviews its accounts receivable on a periodic basis to determine if the allowance for credit loss is adequate, and adjusts the allowance when necessary.

As of September 30, 2024 and 2025, the Company determined RMB 191 and RMB 41 allowances for credit losses were necessary for accounts receivable.

Accounts receivable, net consist of the following:

	As of September 30,
	2024	2025
Accounts receivable	36,467	23,496
Less: Allowance for credit losses	191	41
Total accounts receivable, net	36,276	23,455

Movements of allowance for credit losses are as follows:

	As of September 30,
	2024	2025
Opening balance	—	191
Acquisition of Alpha Mind	277	—
Recovery	(86)	(150)
Ending balance	191	41

Recovery represents collections of previously provided receivables, primarily relating to balances acquired in prior periods.